EQUITY AND SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Information in Respect of Options and Restricted Shares Granted
Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2020
	Number of options	Number of RSAs
Granted	36,108,430	5,907,609
Shares issued upon exercises and vesting	(6,574,778)	(3,229,106)
Cancelled upon net exercises, expiration
and forfeitures	(22,504,229)	(1,671,080)
Outstanding	7,029,423	1,007,423
Of which:
Exercisable	4,071,714
Vest in 2021	1,788,172	611,551
Vest in 2022	800,789	263,183
Vest in 2023	368,748

Schedule of Options and RSAs Status Summary
Options and RSAs status summary as of December 31, 2018, 2019 and 2020 and the changes therein during the years ended on those dates:

	Year ended December 31,
	2018		2019		2020
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS
Outstanding at the beginning of the year	8,708,483	29.67	9,697,266	28.19	9,020,689	23.62
Granted during the year	2,536,362	18.59	1,232,226	16.21	1,035,635	14.24
Exercised during the year	(778,616)	17.11	(70,824)	16.62	(296,450)	14.71
Forfeited during the year	(307,055)	18.79	(235,150)	18.74	(252,547)	18.42
Expired during the year	(461,908)	28.17	(1,602,829)	46.64	(2,477,904)	34.10
Outstanding at the end of the year	9,697,266	28.19	9,020,689	23.62	7,029,423	18.64
Exercisable at the end of the year	6,266,965	33.39	5,623,921	27.11	4,071,714	20.04
Shares issued during the year due exercises	94,276		3,166		46,747

RSAs:
Outstanding at the beginning of the year	1,344,297		1,209,521		1,230,464
Granted during the year	813,310		397,476		398,055
Vested during the year	(791,796)		(284,427)		(534,053)
Forfeited during the year	(156,290)		(92,106)		(87,043)
Outstanding at the end of the year	1,209,521		1,230,464		1,007,423

	Options granted in 2018	Options granted in 2019	Options granted in 2020
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	4.36	3.34	3.71
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	34.14%	33.52%	37.24%
Risk-free interest rate	0.79%	0.57%	0.21%
Expected life (years)	3.16	3	3
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

Schedule of Information About Outstanding Options by Expiry Dates
Share options outstanding as of December 31, 2020 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2021	2,115,923	19.93
2022	373,810	26.54
2023	615,894	19.25
2024	2,210,116	18.60
2025	678,045	16.52
2026	1,035,635	14.24
	7,029,423	18.64